OUTSTANDING AND EXERCISABLE WARRANTS (Details)	Dec. 31, 2012
Warrants Outstanding Number Outstanding [Member]
Range of Exercise Prices 0.6405	1,152,000
Range of Exercise Prices 0.6405	1,152,000
Range of Exercise Prices 0.6405.	1,152,000
Warrants Outstanding Average Remaining Contractual Life (in years) [Member]
Range of Exercise Prices 0.6405	4.60
Range of Exercise Prices 0.6405	4.60
Range of Exercise Prices 0.6405.	4.60
Warrants Outstanding Weighted Average Exercise Price [Member]
Range of Exercise Prices 0.6405	0.6405
Range of Exercise Prices 0.6405	0.6405
Range of Exercise Prices 0.6405.	0.6405
Warrants Exercisable Number Exercisable [Member]
Range of Exercise Prices 0.6405	1,152,000
Range of Exercise Prices 0.6405	1,152,000
Range of Exercise Prices 0.6405.	1,152,000
Warrants Exercisable Average Remaining Contractual Life (in years) [Member]
Range of Exercise Prices 0.6405	4.60
Range of Exercise Prices 0.6405	4.60
Range of Exercise Prices 0.6405.	4.60
Warrants Exercisable Weighted Average Exercise Price [Member]
Range of Exercise Prices 0.6405	0.6405
Range of Exercise Prices 0.6405	0.6405
Range of Exercise Prices 0.6405.	0.6405